Interim consolidated statement of changes in equity - GBP (£) £ in Thousands	Share capital	Share premium	Merger reserve	Hedging reserve		Retained earnings		Total
Equity at beginning of period (As previously reported) at Jun. 30, 2017	£ 53	£ 68,822	£ 249,030	£ (31,724)		£ 191,436		£ 477,617
Equity at beginning of period (Adjustment) at Jun. 30, 2017				453		2,017		2,470
Equity at beginning of period at Jun. 30, 2017	53	68,822	249,030	(31,271)	[1]	193,453	[1]	480,087	[1]
Comprehensive income (loss)
Profit/(loss) for the period | As previously reported								(21,139)
Profit/(loss) for the period | Adjustment								11,012
Profit/(loss) for the period						(10,127)		(10,127)	[1]
Cash flow hedges | As previously reported								18,160
Cash flow hedges | Adjustment								(240)
Cash flow hedges				17,920				17,920	[1]
Tax expense relating to cash flow hedges | As previously reported								(10,645)
Tax expense relating to cash flow hedges | Adjustment								52
Tax expense relating to cash flow hedges				(10,593)				(10,593)	[1]
Total comprehensive income/(loss) for the period | As previously reported								(13,624)
Total comprehensive income/(loss) for the period | Adjustment								10,824
Total comprehensive income/(loss) for the period				7,327		(10,127)		(2,800)	[1]
Equity-settled share-based payments						1,203		1,203
Dividends paid								0
Equity at end of period (As previously reported) at Dec. 31, 2017								465,196
Equity at end of period (Adjustment) at Dec. 31, 2017								13,294
Equity at end of period at Dec. 31, 2017	53	68,822	249,030	(23,944)		184,529		478,490	[1]
Comprehensive income (loss)
Profit/(loss) for the period						(27,502)		(27,502)
Cash flow hedges				7,477				7,477
Tax expense relating to cash flow hedges				(11,091)				(11,091)
Total comprehensive income/(loss) for the period				(3,614)		(27,502)		(31,116)
Equity-settled share-based payments						1,712		1,712
Dividends paid						(21,982)		(21,982)
Equity at end of period (As previously reported) at Jun. 30, 2018								425,266
Equity at end of period (Adjustment) at Jun. 30, 2018								1,838
Equity at end of period at Jun. 30, 2018	53	68,822	249,030	(27,558)		136,757		427,104	[1]
Comprehensive income (loss)
Profit/(loss) for the period						33,416		33,416
Cash flow hedges				(7,286)				(7,286)
Tax expense relating to cash flow hedges				(849)				(849)
Total comprehensive income/(loss) for the period				(8,135)		33,416		25,281
Equity-settled share-based payments						371		371
Dividends paid								0
Equity at end of period at Dec. 31, 2018	£ 53	£ 68,822	£ 249,030	£ (35,693)		£ 170,544		£ 452,756

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.